Quarterly Holdings Report
for
Fidelity® MSCI Industrials Index ETF
October 31, 2023
T06-NPRT1-1223
1.9584813.109

Schedule of Investments October 31, 2023 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.7%
		Shares	Value
AEROSPACE & DEFENSE – 16.7%
Aerospace & Defense – 16.7%
AAR Corp. (a)		6,274	$ 372,425
AeroVironment, Inc. (a)		5,059	580,065
AerSale Corp. (a)		4,948	75,655
Archer Aviation, Inc. Class A (a)		24,956	118,541
Astronics Corp. (a)		4,717	72,312
Axon Enterprise, Inc. (a)		13,457	2,751,822
Boeing Co. (a)		109,565	20,468,933
BWX Technologies, Inc.		17,564	1,304,654
Cadre Holdings, Inc.		3,627	101,737
Curtiss-Wright Corp.		7,368	1,464,832
Ducommun, Inc. (a)		2,374	113,572
General Dynamics Corp.		44,704	10,787,522
HEICO Corp.		8,390	1,329,060
HEICO Corp. Class A		14,199	1,805,119
Hexcel Corp.		16,175	1,001,556
Howmet Aerospace, Inc.		75,270	3,319,407
Huntington Ingalls Industries, Inc.		7,640	1,679,425
Kaman Corp.		4,807	89,458
Kratos Defense & Security Solutions, Inc. (a)		24,657	420,402
L3Harris Technologies, Inc.		36,320	6,516,171
Leonardo DRS, Inc. (a)		9,901	188,812
Lockheed Martin Corp.		43,696	19,865,949
Mercury Systems, Inc. (a)		9,958	358,289
Moog, Inc. Class A		5,532	641,989
National Presto Industries, Inc.		991	74,077
Northrop Grumman Corp.		27,657	13,038,339
Rocket Lab USA, Inc. (a)		46,593	197,088
RTX Corp.		280,117	22,798,723
Spirit AeroSystems Holdings, Inc. Class A (a)		20,251	457,673
Textron, Inc.		38,664	2,938,464
TransDigm Group, Inc. (a)		10,531	8,720,616
Triumph Group, Inc. (a)		12,316	91,877
V2X, Inc. (a)		2,312	118,074
Virgin Galactic Holdings, Inc. (a)		47,986	71,019
Woodward, Inc.		10,934	1,363,470
TOTAL AEROSPACE & DEFENSE	125,297,127
AIR FREIGHT & LOGISTICS – 5.0%
Air Freight & Logistics – 5.0%
Air Transport Services Group, Inc. (a)		3,381	66,166
CH Robinson Worldwide, Inc.		22,323	1,826,691
Expeditors International of Washington, Inc.		29,292	3,200,151
FedEx Corp.		45,778	10,991,298
Forward Air Corp.		5,028	323,854
GXO Logistics, Inc. (a)		22,800	1,151,628
Hub Group, Inc. Class A (a)		6,239	428,931

		Shares	Value

United Parcel Service, Inc. Class B		138,948	$ 19,626,405
TOTAL AIR FREIGHT & LOGISTICS	37,615,124
BUILDING PRODUCTS – 6.7%
Building Products – 6.7%
A O Smith Corp.		23,842	1,663,218
AAON, Inc.		13,262	722,514
Advanced Drainage Systems, Inc.		13,686	1,462,075
Allegion PLC		16,861	1,658,448
American Woodmark Corp. (a)		3,164	212,716
Apogee Enterprises, Inc.		4,230	181,552
Armstrong World Industries, Inc.		8,637	655,462
AZEK Co., Inc. (a)		25,943	679,706
AZZ, Inc.		4,721	223,162
Builders FirstSource, Inc. (a)		24,571	2,666,445
Carlisle Cos., Inc.		9,771	2,482,713
Carrier Global Corp.		160,048	7,627,888
CSW Industrials, Inc.		2,996	531,071
Fortune Brands Innovations, Inc.		24,251	1,353,206
Gibraltar Industries, Inc. (a)		5,865	356,944
Griffon Corp.		8,155	325,711
Hayward Holdings, Inc. (a)		28,687	301,213
Insteel Industries, Inc.		3,659	102,123
Janus International Group, Inc. (a)		18,401	172,233
JELD-WEN Holding, Inc. (a)		16,182	183,342
Johnson Controls International PLC		131,533	6,447,748
Lennox International, Inc.		6,125	2,269,557
Masco Corp.		43,152	2,247,788
Masonite International Corp. (a)		4,005	316,956
MasterBrand, Inc. (a)		24,460	271,751
Owens Corning		17,275	1,958,467
PGT Innovations, Inc. (a)		11,327	339,130
Quanex Building Products Corp.		6,323	169,772
Resideo Technologies, Inc. (a)		27,981	405,165
Simpson Manufacturing Co., Inc.		8,194	1,091,277
Trane Technologies PLC		43,720	8,320,353
Trex Co., Inc. (a)		20,902	1,174,901
UFP Industries, Inc.		11,926	1,134,997
Zurn Elkay Water Solutions Corp.		28,439	752,496
TOTAL BUILDING PRODUCTS	50,462,100
COMMERCIAL SERVICES & SUPPLIES – 7.8%
Commercial Printing – 0.1%
Brady Corp. Class A		8,799	452,797
Cimpress PLC (a)		3,247	193,748
Deluxe Corp.		8,240	140,492
Ennis, Inc.		4,819	102,934
			889,971
Diversified Support Services – 2.4%
ACV Auctions, Inc. Class A (a)		25,003	333,290
Cintas Corp.		17,553	8,901,477
Copart, Inc. (a)		164,755	7,170,138
Driven Brands Holdings, Inc. (a)		13,059	148,611

Quarterly Report	2

Common Stocks – continued
		Shares	Value
COMMERCIAL SERVICES & SUPPLIES – continued
Diversified Support Services – continued
Healthcare Services Group, Inc.		14,146	$ 134,387
Liquidity Services, Inc. (a)		4,513	86,966
Matthews International Corp. Class A		5,629	199,492
OPENLANE, Inc. (a)		20,736	278,485
UniFirst Corp.		2,873	472,407
Vestis Corp. (a)		23,843	364,559
Viad Corp. (a)		3,964	96,048
VSE Corp.		2,516	135,361
			18,321,221
Environmental & Facilities Services – 4.8%
ABM Industries, Inc.		12,757	501,860
BrightView Holdings, Inc. (a)		8,010	53,987
Casella Waste Systems, Inc. Class A (a)		10,788	813,955
Clean Harbors, Inc. (a)		9,854	1,514,264
Enviri Corp. (a)		15,134	86,869
LanzaTech Global, Inc. (a)		5,657	19,913
Montrose Environmental Group, Inc. (a)		5,397	124,779
Republic Services, Inc.		42,444	6,302,509
Rollins, Inc.		55,680	2,094,125
SP Plus Corp. (a)		3,735	188,729
Stericycle, Inc. (a)		17,770	732,835
Tetra Tech, Inc.		10,204	1,539,886
Veralto Corp. (a)		44,807	3,091,683
Waste Connections, Inc.		49,376	6,394,192
Waste Management, Inc.		77,991	12,816,261
			36,275,847
Office Services & Supplies – 0.3%
ACCO Brands Corp.		17,987	91,014
HNI Corp.		8,876	307,909
Interface, Inc.		10,863	96,572
MillerKnoll, Inc.		14,478	340,233
MSA Safety, Inc.		7,152	1,129,158
Pitney Bowes, Inc.		18,240	58,915
Steelcase, Inc. Class A		16,022	174,800
			2,198,601
Security & Alarm Services – 0.2%
Brink's Co.		8,860	592,379
CoreCivic, Inc. (a)		21,817	277,076
GEO Group, Inc. (a)		23,954	209,358
			1,078,813
TOTAL COMMERCIAL SERVICES & SUPPLIES	58,764,453
CONSTRUCTION & ENGINEERING – 2.5%
Construction & Engineering – 2.5%
AECOM		25,315	1,937,863
Ameresco, Inc. Class A (a)		6,293	164,562
API Group Corp. (a)		31,547	816,121

		Shares	Value

Arcosa, Inc.		9,312	$ 643,180
Argan, Inc.		2,583	118,147
Comfort Systems USA, Inc.		6,869	1,249,128
Construction Partners, Inc. Class A (a)		7,865	302,409
Dycom Industries, Inc. (a)		5,663	482,374
EMCOR Group, Inc.		9,110	1,882,582
Fluor Corp. (a)		27,415	912,645
Granite Construction, Inc.		8,323	336,915
Great Lakes Dredge & Dock Corp. (a)		13,175	100,130
IES Holdings, Inc. (a)		1,527	95,025
MasTec, Inc. (a)		12,077	717,857
MDU Resources Group, Inc.		37,176	691,845
MYR Group, Inc. (a)		3,225	373,552
Primoris Services Corp.		10,149	305,079
Quanta Services, Inc.		27,832	4,651,284
Sterling Infrastructure, Inc. (a)		5,878	428,212
Valmont Industries, Inc.		4,029	793,350
WillScot Mobile Mini Holdings Corp. (a)		38,787	1,528,596
TOTAL CONSTRUCTION & ENGINEERING	18,530,856
ELECTRICAL EQUIPMENT – 7.4%
Electrical Components & Equipment – 7.3%
Acuity Brands, Inc.		5,972	967,285
Allient, Inc.		2,697	74,437
AMETEK, Inc.		44,184	6,219,782
Array Technologies, Inc. (a)		29,095	504,216
Atkore, Inc. (a)		7,386	917,932
Blink Charging Co. (a)		10,157	24,174
ChargePoint Holdings, Inc. (a)		57,935	147,155
Eaton Corp. PLC		76,416	15,887,650
Emerson Electric Co.		109,562	9,747,731
Encore Wire Corp.		3,390	606,234
EnerSys		7,839	670,862
Enovix Corp. (a)		24,410	217,493
Fluence Energy, Inc. (a)		7,955	137,781
FREYR Battery SA (a)		20,421	65,551
FuelCell Energy, Inc. (a)		77,173	84,118
Generac Holdings, Inc. (a)		11,923	1,002,367
GrafTech International Ltd.		39,066	134,778
Hubbell, Inc.		10,274	2,775,007
NEXTracker, Inc. Class A (a)		9,529	331,228
nVent Electric PLC		31,830	1,531,978
Plug Power, Inc. (a)		103,137	607,477
Powell Industries, Inc.		1,829	140,193
Preformed Line Products Co.		479	64,833
Regal Rexnord Corp.		12,706	1,504,517
Rockwell Automation, Inc.		22,022	5,787,602
Sensata Technologies Holding PLC		29,312	934,466
SES AI Corp. (a)		18,222	32,982
Shoals Technologies Group, Inc. Class A (a)		32,599	500,721
3	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
		Shares	Value
ELECTRICAL EQUIPMENT – continued
Electrical Components & Equipment – continued
Stem, Inc. (a)		27,931	$ 94,407
SunPower Corp. (a)		16,639	71,048
Sunrun, Inc. (a)		41,220	397,773
Thermon Group Holdings, Inc. (a)		6,369	169,989
Vertiv Holdings Co.		58,239	2,287,045
Vicor Corp. (a)		4,403	170,572
			54,811,384
Heavy Electrical Equipment – 0.1%
Babcock & Wilcox Enterprises, Inc. (a)		11,644	30,624
Bloom Energy Corp. Class A (a)		35,317	367,297
NuScale Power Corp. (a)		6,178	20,882
TPI Composites, Inc. (a)		8,421	19,452
			438,255
TOTAL ELECTRICAL EQUIPMENT	55,249,639
GROUND TRANSPORTATION – 10.7%
Cargo Ground Transportation – 2.6%
ArcBest Corp.		4,608	501,719
Covenant Logistics Group, Inc.		1,532	60,491
Heartland Express, Inc.		9,007	105,022
JB Hunt Transport Services, Inc.		15,896	2,732,046
Knight-Swift Transportation Holdings, Inc.		30,871	1,509,283
Landstar System, Inc.		6,874	1,132,698
Marten Transport Ltd.		11,572	203,436
Old Dominion Freight Line, Inc.		18,920	7,126,407
PAM Transportation Services, Inc. (a)		1,334	23,038
RXO, Inc. (a)		22,565	395,113
Ryder System, Inc.		8,936	871,617
Saia, Inc. (a)		5,085	1,822,922
Schneider National, Inc. Class B		10,003	253,376
TuSimple Holdings, Inc. Class A (a)		26,323	28,166
U-Haul Holding Co.		18,650	880,466
Universal Logistics Holdings, Inc.		1,563	34,980
Werner Enterprises, Inc.		11,525	418,588
XPO, Inc. (a)		22,198	1,682,830
			19,782,198
Passenger Ground Transportation – 2.2%
Avis Budget Group, Inc. (a)		4,210	685,388
Hertz Global Holdings, Inc. (a)		27,258	229,785
Lyft, Inc. Class A (a)		63,643	583,607
Uber Technologies, Inc. (a)		349,190	15,112,943
			16,611,723
Rail Transportation – 5.9%
CSX Corp.		392,707	11,722,304
Norfolk Southern Corp.		43,641	8,326,266
Union Pacific Corp.		116,885	24,266,495
			44,315,065
TOTAL GROUND TRANSPORTATION	80,708,986

		Shares	Value
INDUSTRIAL CONGLOMERATES – 7.4%
Industrial Conglomerates – 7.4%
3M Co.		105,761	$ 9,618,963
General Electric Co.		208,766	22,678,251
Honeywell International, Inc.		127,617	23,387,091
TOTAL INDUSTRIAL CONGLOMERATES	55,684,305
MACHINERY – 19.8%
Agricultural & Farm Machinery – 3.1%
AGCO Corp.		12,199	1,398,737
Deere & Co.		53,397	19,509,128
Lindsay Corp.		2,081	259,958
Titan International, Inc. (a)		10,010	113,714
Toro Co.		19,896	1,608,393
			22,889,930
Construction Machinery & Heavy Transportation Equipment – 6.0%
Alamo Group, Inc.		2,089	334,867
Allison Transmission Holdings, Inc.		17,434	879,022
Astec Industries, Inc.		4,309	172,532
Blue Bird Corp. (a)		3,976	72,403
Caterpillar, Inc.		98,799	22,333,514
Cummins, Inc.		27,139	5,870,166
Douglas Dynamics, Inc.		4,337	105,302
Federal Signal Corp.		11,693	678,662
Greenbrier Cos., Inc.		5,863	202,801
Manitowoc Co., Inc. (a)		6,984	89,395
Microvast Holdings, Inc. (a)		17,859	21,967
Nikola Corp. (a)		110,623	119,473
Oshkosh Corp.		12,499	1,096,537
PACCAR, Inc.		100,184	8,268,185
REV Group, Inc.		5,598	79,715
Shyft Group, Inc.		6,305	69,229
Terex Corp.		13,057	598,011
Trinity Industries, Inc.		14,654	305,243
Wabash National Corp.		9,097	188,217
Westinghouse Air Brake Technologies Corp.		34,483	3,655,888
			45,141,129
Industrial Machinery & Supplies & Components – 10.7%
3D Systems Corp. (a)		24,892	92,847
Albany International Corp. Class A		6,019	491,211
Barnes Group, Inc.		9,327	193,908
Chart Industries, Inc. (a)		8,046	935,187
Columbus McKinnon Corp.		5,444	166,423
Crane Co.		9,261	901,373
Desktop Metal, Inc. Class A (a)		43,261	37,481
Donaldson Co., Inc.		23,244	1,340,249
Dover Corp.		26,811	3,484,089
Energy Recovery, Inc. (a)		10,871	165,239
Enerpac Tool Group Corp.		10,882	307,961
EnPro Industries, Inc.		3,826	424,916

Quarterly Report	4

Common Stocks – continued
		Shares	Value
MACHINERY – continued
Industrial Machinery & Supplies & Components – continued
Esab Corp.		10,995	$ 695,983
ESCO Technologies, Inc.		4,904	476,767
Flowserve Corp.		25,182	924,683
Fortive Corp.		67,779	4,424,613
Franklin Electric Co., Inc.		7,549	654,649
Gates Industrial Corp. PLC (a)		30,243	330,254
Gorman-Rupp Co.		4,492	132,739
Graco, Inc.		32,273	2,399,498
Helios Technologies, Inc.		6,323	327,026
Hillenbrand, Inc.		13,349	507,662
Hillman Solutions Corp. (a)		36,883	241,952
Hyster-Yale Materials Handling, Inc.		1,795	71,818
IDEX Corp.		14,488	2,773,148
Illinois Tool Works, Inc.		58,261	13,057,455
Ingersoll Rand, Inc.		77,550	4,705,734
ITT, Inc.		15,797	1,474,650
John Bean Technologies Corp.		6,114	635,978
Kadant, Inc.		2,261	497,420
Kennametal, Inc.		14,532	335,835
Lincoln Electric Holdings, Inc.		11,037	1,929,268
Luxfer Holdings PLC		5,309	43,905
Middleby Corp. (a)		10,260	1,158,046
Mueller Industries, Inc.		20,794	784,142
Mueller Water Products, Inc. Class A		30,224	373,871
Nordson Corp.		9,832	2,090,185
Omega Flex, Inc.		699	51,076
Otis Worldwide Corp.		79,232	6,117,503
Parker-Hannifin Corp.		24,595	9,073,341
Pentair PLC		31,578	1,835,313
Proto Labs, Inc. (a)		4,977	117,507
RBC Bearings, Inc. (a)		5,564	1,223,190
Snap-on, Inc.		10,147	2,617,317
SPX Technologies, Inc. (a)		8,749	700,970
Standex International Corp.		2,274	326,478
Stanley Black & Decker, Inc.		29,359	2,496,983
Symbotic, Inc. (a)		2,870	97,666
Tennant Co.		3,361	249,453
Timken Co.		12,457	861,028
Velo3D, Inc. (a)		16,463	21,731
Watts Water Technologies, Inc. Class A		5,254	908,995
Xylem, Inc.		45,885	4,292,083
			80,578,799
TOTAL MACHINERY	148,609,858
MARINE TRANSPORTATION – 0.1%
Marine Transportation – 0.1%
Eagle Bulk Shipping, Inc.		1,252	51,082
Genco Shipping & Trading Ltd.		8,078	106,387
Kirby Corp. (a)		2,856	213,343

		Shares	Value

Matson, Inc.		1,716	$ 149,378
TOTAL MARINE TRANSPORTATION	520,190
PASSENGER AIRLINES – 0.4%
Passenger Airlines – 0.4%
Alaska Air Group, Inc. (a)		6,241	197,403
Allegiant Travel Co. (a)		899	59,891
American Airlines Group, Inc. (a)		31,492	351,136
Delta Air Lines, Inc.		30,837	963,656
Frontier Group Holdings, Inc. (a)		8,175	27,713
JetBlue Airways Corp. (a)		15,589	58,615
Joby Aviation, Inc. (a)		33,397	176,002
SkyWest, Inc. (a)		2,130	89,822
Southwest Airlines Co.		28,564	634,978
Spirit Airlines, Inc.		5,464	62,727
Sun Country Airlines Holdings, Inc. (a)		2,879	37,485
TOTAL PASSENGER AIRLINES	2,659,428
PROFESSIONAL SERVICES – 10.1%
Aerospace & Defense – 0.1%
Parsons Corp. (a)		7,988	451,721
Data Processing & Outsourced Services – 1.2%
Broadridge Financial Solutions, Inc.		22,619	3,859,706
Concentrix Corp.		8,527	649,843
Conduent, Inc. (a)		31,157	99,391
CSG Systems International, Inc.		6,111	286,361
ExlService Holdings, Inc. (a)		31,973	834,815
Maximus, Inc.		11,685	873,103
SS&C Technologies Holdings, Inc.		42,977	2,159,594
TaskUS, Inc. Class A (a)		5,235	48,581
TTEC Holdings, Inc.		3,583	73,738
Verra Mobility Corp. (a)		23,215	458,961
			9,344,093
Human Resource & Employment Services – 4.9%
Alight, Inc. Class A (a)		62,405	414,369
ASGN, Inc. (a)		9,487	791,785
Automatic Data Processing, Inc.		79,200	17,283,024
Barrett Business Services, Inc.		1,279	116,977
Ceridian HCM Holding, Inc. (a)		28,235	1,807,322
First Advantage Corp. (a)		9,874	128,461
Heidrick & Struggles International, Inc.		3,922	95,461
HireRight Holdings Corp. (a)		3,623	33,368
Insperity, Inc.		6,922	732,625
Kelly Services, Inc. Class A		6,188	110,456
Kforce, Inc.		3,678	224,505
Korn Ferry		9,967	453,698
ManpowerGroup, Inc.		9,657	675,700
Paychex, Inc.		62,208	6,908,198
Paycom Software, Inc.		9,986	2,446,270
Paycor HCM, Inc. (a)		11,751	253,587
5	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
		Shares	Value
PROFESSIONAL SERVICES – continued
Human Resource & Employment Services – continued
Paylocity Holding Corp. (a)		8,560	$ 1,535,664
Robert Half, Inc.		20,717	1,549,010
Sterling Check Corp. (a)		4,581	51,216
TriNet Group, Inc. (a)		6,186	635,612
TrueBlue, Inc. (a)		6,092	67,438
Upwork, Inc. (a)		23,255	243,015
			36,557,761
Research & Consulting Services – 3.9%
Booz Allen Hamilton Holding Corp.		25,112	3,011,682
CACI International, Inc. Class A (a)		4,370	1,419,201
CBIZ, Inc. (a)		8,653	449,610
Clarivate PLC (a)		65,211	416,046
CRA International, Inc.		1,353	131,390
Dun & Bradstreet Holdings, Inc.		42,116	368,936
Equifax, Inc.		23,512	3,986,930
Exponent, Inc.		9,732	713,258
Forrester Research, Inc. (a)		2,290	53,128
Franklin Covey Co. (a)		2,339	92,180
FTI Consulting, Inc. (a)		6,525	1,384,997
Huron Consulting Group, Inc. (a)		3,661	363,757
ICF International, Inc.		3,573	452,806
Jacobs Solutions, Inc.		24,318	3,241,589
KBR, Inc.		26,019	1,513,005
Legalzoom.com, Inc. (a)		14,509	144,655
Leidos Holdings, Inc.		24,982	2,476,216
NV5 Global, Inc. (a)		2,742	258,708
Planet Labs PBC (a)		36,213	78,220
Resources Connection, Inc.		6,397	86,168
Science Applications International Corp.		10,237	1,118,290
TransUnion		37,039	1,625,271
Verisk Analytics, Inc.		27,758	6,311,059
			29,697,102
TOTAL PROFESSIONAL SERVICES	76,050,677
TRADING COMPANIES & DISTRIBUTORS – 5.1%
Trading Companies & Distributors – 5.1%
Air Lease Corp.		20,251	701,292
Alta Equipment Group, Inc.		3,372	30,989
Applied Industrial Technologies, Inc.		7,411	1,137,663
Beacon Roofing Supply, Inc. (a)		9,758	694,477
BlueLinx Holdings, Inc. (a)		1,723	122,523
Boise Cascade Co.		7,615	713,906
Core & Main, Inc. Class A (a)		21,620	650,330
Custom Truck One Source, Inc. (a)		11,712	67,578
Distribution Solutions Group, Inc. (a)		1,772	53,426
DXP Enterprises, Inc. (a)		2,853	93,008

		Shares	Value

Fastenal Co.		109,522	$ 6,389,513
Ferguson PLC		39,201	5,887,990
FTAI Aviation Ltd.		19,237	723,504
GATX Corp.		6,401	669,417
Global Industrial Co.		3,650	116,618
GMS, Inc. (a)		7,473	437,021
H&E Equipment Services, Inc.		5,967	242,976
Herc Holdings, Inc.		5,495	586,811
McGrath RentCorp		4,718	474,631
MRC Global, Inc. (a)		16,036	168,538
MSC Industrial Direct Co., Inc. Class A		9,087	860,993
NOW, Inc. (a)		20,305	223,761
Rush Enterprises, Inc. Class A		12,061	429,130
Rush Enterprises, Inc. Class B		1,420	57,425
SiteOne Landscape Supply, Inc. (a)		8,624	1,188,128
Titan Machinery, Inc. (a)		4,010	99,608
Transcat, Inc. (a)		1,442	129,809
United Rentals, Inc.		13,177	5,353,420
Veritiv Corp.		2,458	416,410
Watsco, Inc.		6,407	2,235,338
WESCO International, Inc.		8,865	1,136,493
WW Grainger, Inc.		8,656	6,317,408
Xometry, Inc. Class A (a)		7,279	105,909
TOTAL TRADING COMPANIES & DISTRIBUTORS	38,516,043
TOTAL COMMON STOCKS (Cost $731,065,965)			748,668,786
Money Market Fund – 0.2%

State Street Institutional Treasury Plus Money Market Fund 5.25% (b) (Cost $1,510,000)		1,510,000	1,510,000
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $732,575,965)	750,178,786
NET OTHER ASSETS (LIABILITIES) (c) – 0.1%	505,634
NET ASSETS – 100.0%	$750,684,420

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
(c)	Includes $102,600 of cash collateral to cover margin requirements for futures contracts.

Quarterly Report	6

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Industrial Select Sector Index Contracts (United States)	16	December 2023	1,591,840	(100,948)	(100,948)
CME E-mini Russell 2000 Index Contracts (United States)	3	December 2023	250,260	(18,594)	(18,594)
Total Equity Index Contracts					$(119,542)
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund’s investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund’s fair valuation practices and maintains the fair valuation policies and procedures. The Fund’s investment adviser reports to the Board information regarding the fair valuation process and related material matters.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
7	Quarterly Report

Schedule of Investments (Unaudited)–continued
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.
The Fund's use of derivatives increased or decreased its exposure to the following risk(s):
Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.
The Fund used futures contracts to manage its exposure to the stock market.
Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
Quarterly Report	8

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
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9	Quarterly Report